AURORA 10Q - SHAREHOLDERS' EQUITY - Preference Shares (Details) - Aurora Acquisition Corp - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0